Provision for de-characterization of dam structures and asset retirement obligations - Asset retirement obligations and environmental obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other provisions	$ 3,312	$ 3,537
Other provisions	3,803	4,580	$ 4,522
Asset retirement obligations and environmental obligations | Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,788	$ 1,398
Discount rate	6.20%	5.48%
Cash flow maturity	$ 2,096	$ 2,119
Asset retirement obligations and environmental obligations | Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,683	$ 2,727
Discount rate	1.11%	0.00%
Cash flow maturity	$ 2,148	$ 2,151
Asset retirement obligations and environmental obligations | Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 114	$ 123
Discount rate	3.90%	3.03%
Cash flow maturity	$ 2,035	$ 2,035
Asset retirement obligations and environmental obligations | Indonesia [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 73	$ 77
Discount rate	4.33%	4.20%
Cash flow maturity	$ 2,061	$ 2,061
Asset retirement obligations and environmental obligations | Indonesia [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.84%	0.00%
Asset retirement obligations and environmental obligations | Indonesia [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	2.00%	0.57%
Asset retirement obligations and environmental obligations | Other regions
IfrsStatementLineItems [Line Items]
Other provisions	$ 145	$ 255